2. Approval and summary of significant accounting policies applied in preparing the financial statements	12 Months Ended
Dec. 31, 2017
Approval And Summary Of Significant Accounting Policies Applied In Preparing Financial Statements
Approval and summary of significant accounting policies applied in preparing the financial statements

The consolidated financial statements were amended in relation to those issued on April 30, 2018 to present additional information (i) on Note 13 to present the total net income (loss) for the year attributable to equity holders of the parent and additional disclosure to clarify that the Company’s preferred shares carry economic rights, including dividend rights, 35 times those of common shares; and (ii) to replace the misidentified term “gross profit” to “total net revenue” in the tables presenting net revenue by segment in Note 25.2.

The Company’s consolidated financial statements were authorized for issue by Management on May 30, 2018.

2.1.      Compliance statement

The consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

2.2.      Basis of preparation

These financial statements were prepared based on historical cost, except for certain financial assets and liabilities that are measured at fair value and investments measured using the equity method.

The Company's consolidated financial statements as of December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015 were prepared based on the going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business.

Except for Gol Dominicana, which functional currency is U.S. dollar, the Company and its subsidiaries functional currency is the Brazilian Real. The presentation currency of these consolidated financial statements is the Brazilian Real.

Certain comparative amounts were reclassified to conform to the current year presentation.

Basis of consolidation

The consolidated financial statements comprise Gol Linhas Aéreas Inteligentes S.A., its subsidiaries, jointly controlled and associate, as follows:

Entity	Date of constitution	Location	Operational activity	Type of control	% equity interest
					12/31/2017	12/31/2016
Extensions:
GAC	03/23/2006	Cayman Islands	Aircraft acquisition	Direct	100.0	100.0
Gol Finance Inc.	03/16/2006	Cayman Islands	Financial funding	Direct	100.0	100.0
Gol Finance	06/21/2013	Luxembourg	Financial funding	Direct	100.0	100.0
Subsidiaries:
GLA	04/09/2007	Brazil	Flight transportation	Direct	100.0	100.0
Smiles Fidelidade	08/01/2011	Brazil	Loyalty program	Direct	52.7	53.8
Smiles Viagens (*)	08/10/2017	Brazil	Travel agency	Indirect	100.0	-
Gol Dominicana	02/28/2013	Dominican Republic	Non-operational	Direct	100.0	100.0
Jointly controlled:
SCP Trip	04/27/2012	Brazil	Flight magazine	Indirect	60.0	60.0
Associate:
Netpoints	11/08/2013	Brazil	Loyalty program	Indirect	25.4	25.4

 (*) The entity is a start up.

The accounting policies were applied consistently in all the consolidated entities and are consistent with those used in previous years. All the transactions, balances, income and expenses between the consolidated entities are fully eliminated in the consolidated financial statements.

The summary of significant accounting policies adopted by the Company is as follows:

a)      Cash and cash equivalents

Cash and cash equivalents include bank deposits and short-term investments with maturities of three months or less (or with no restriction period for redemption) which have high liquidity and are readily convertible into a known amount of cash and have an insignificant risk of change in value.

b)      Short-term investments

Short-term investments are represented by financial investments with first-tier financial institutions and include exclusive investment funds.

c)       Restricted cash

Restrict cash comprises mainly deposits in guarantee and linked to securities, and short and long term debt.

d)      Trade receivables

Trade receivables are measured based on cost, less allowances for doubtful accounts, which approximate their fair value, due to their short-term nature. An allowance for doubtful accounts is recorded when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivable through risk analysis and taking into account the historical analysis of the recovery of arrears. The allowance for doubtful receivables is the difference between the original book value and amount considered recoverable. Provision is made for all accounts overdue for more than 90 days for installment sales, travel and cargo agencies, and 180 days in respect of airline partners. Additionally, in some cases, the Company performs an individual analysis of overdue balances.

e)      Inventories

Inventories are comprised primarily of maintenance and spare parts and materials, and are stated at the lower of cost and net realizable value. The cost of inventories is determined using the average cost method and includes expenses incurred in their acquisition and transportation to their current location. The provision for inventory obsolescence is recorded when losses are probable.

f)       Financial assets and liabilities

Financial assets

After initial recognition, these are measured in each balance sheet with the pre¬defined classification, based on the purposes for which they were acquired or issued, as described below:

i.

Loans and receivables: with fixed or determinable payments that are not quoted in an active market which are measured at amortized cost after initial recognition under the effective interest method. Interest, inflation adjustment, foreign exchange changes, less impairment losses, when applicable, are recognized in profit or loss under financial income or financial expenses, when earned or incurred. The Company has mainly bank deposits and trade receivables classified under this category.

ii.	Financial assets at fair value through profit or loss: include financial assets held for trading (i.e., acquired primarily for the purpose of sale in the short term) and financial assets designated upon initial recognition at fair value through profit or loss. Interest, inflation adjustment, foreign exchange changes and changes arising from the adjustment to fair value are recognized in profit or loss under financial income or financial expenses, when earned or incurred. The Company has cash equivalents, short-term investments and restricted cash classified under this category.

Financial liabilities

i.

Financial liabilities at fair value through profit or loss: include financial liabilities held for trading and financial liabilities designated upon initial recognition at fair value through profit or loss, except those designated as hedge instruments. They are remeasured at fair value at every balance sheet date. Interest, inflation adjustment, foreign exchange changes and changes arising from measurement at fair value, when applicable, are recognized in the profit or loss when incurred. The Company classifies under this category derivatives not designated as hedging instruments.

ii.	Loans and borrowings: financial liabilities that are not regularly traded before maturity. After initial recognition, they are remeasured at amortized cost using the effective interest method. Interest, inflation adjustment and foreign exchange changes, if applicable, are recognized in profit or loss when incurred. The Company recognized under this category current and noncurrent short and long term debt (including finance leases) and trade accounts payable.

Derivatives: Changes on aircraft fuel, interest rate and foreign expose the Company and its subsidiaries to risks that may affect its financial performance. In order to mitigate these risks, the Company uses financial instruments that may or may not be designated as hedge accounting, and, if designated, are classified as cash flow hedges or fair value hedges.

·       Not designated as hedge accounting: the Company may use derivative financial instruments as not designated as hedge accounting when the objectives of the risk Management do not require such classification. The non¬designated operations have movements in fair value directly recognized in financial results.

·       Designated as cash flow hedge: hedge the income or expenses from the fluctuations on exchange rates. The effectiveness is based on statistical correlation methods and the ratio between gains and losses on the financial instruments used as hedge, and the cost and expense fluctuation of the hedged items. The instruments are considered as effective when the fluctuation in the value of derivatives offsets between 80% and 125% the impact of the price fluctuation on the cost or expense of the hedged item. The balance of the actual fluctuations in the fair values of the derivatives are classified in equity (under “Other comprehensive income (loss”) and the ineffective gains or losses are recognized in profit or loss (under “Financial results”), until the revenue recognition or hedged expense under the same item of profit or loss in which the item is recognized.

Derecognition: the Company writes off a financial asset only when the contractual rights to the cash flows from the asset expire, or transfers the asset and substantially all the risks and benefits of ownership to a third party. If the Company does not transfer nor retains substantially all the risks and benefits of ownership of the financial asset, but continues to control the transferred asset, the Company recognizes the participation retained and its liabilities on the values that it will have to pay. If the Company retains substantially all the risks and benefits of ownership of the financial asset transferred, the Company continues recognizing this asset. A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in profit or loss.

Hedge accounting is discontinued prospectively when the Company (i) cancel the hedge operation (ii) the derivative matures or is sold, terminated, or exercised, or (iii) when no longer qualifies as hedge accounting. If the operation is discontinued, any gains or losses previously registered and accumulated in equity in “Other comprehensive income (loss)” until that date are registered on statement of operations as the operation is registered. When the Company expects that the hedge operation will no longer occur, the accumulated and deferred gains or losses in equity are immediately recorded in profit or loss, under the same line that it was initially recorded.

Offsetting of financial instruments: financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

g)      Deposits

Aircraft and engine maintenance deposits: refer to payments made in U.S. dollars by the Company to commercial lease companies to be used in future aircraft and engine maintenance work. The realization of these assets occurs substantially by utilization of the deposits to pay the maintenance services and the receipts of funds, according to the negotiations with the lessors. The exchange rate variations arising from payments, net of uses for maintenance, are recognized as an expense or revenue in the financial results. Management performs regular reviews of the recovery of maintenance deposits based on future maintenance events, and believes that the amounts recorded in the consolidated financial position are recoverable.

Certain lease agreements establish that if a maintenance event does not occur, the deposits are not refundable. Any excess amounts retained by the lessor upon termination of the lease agreement are recognized in profit or loss, under “maintenance, materials and repairs”.

Additionally, the Company maintains agreements with some lessors under which the deposits have been replaced by letters of credit, which can be executed by the lessor if the aircraft maintenance is not performed as scheduled. Many of the aircraft lease agreements do not require maintenance deposits and are guaranteed with letters of credit. As of December 31, 2017, no letter of credit has been executed.

Deposits in guarantee and collaterals for lease agreements: the deposits in guarantee and collaterals are denominated in U.S. dollars, and are adjusted on a monthly basis for foreign exchange fluctuations, they do not bear interest and are reimbursable to the Company upon termination of the agreements.

h)      Leases and sale-leaseback transactions

In accordance with IAS 17 "Leases", leases are classified as finance leases when the lease arrangement transfers substantially all the risks and rewards of ownership to the lessee, or meet the following conditions:

i.          the lease transfers ownership of the asset to the lessee at the end of the lease agreement;

ii.         the lessee has the option to purchase the asset at a price that is expected to be sufficiently lower than fair value at the date the option becomes exercisable such that, at the inception of the lease, is reasonably certain that the option will be exercised;

iii.        the lease term is the most part of the economic asset life, even if the title is not transferred;

iv.        at the beginning of the lease, the present value of minimum lease payments represents substantially all the fair value of the leased asset;

v.         the leased assets are of such a specialized nature such that only the lessee can use them without major modifications.

The difference between the present value and the total amount of falling due installments is charged to profit or loss as financial expenses. The corresponding obligation to the lessor is accounted for as short and long term debt. The aircraft held under finance leases, which have a purchase option at the end of the contract, are depreciated on a straight¬line basis over the useful life at rates calculated to write down the cost to the estimated residual value of 20% based on market price valuations. All other aircraft recorded in property, plant and equipment, when there is no reasonable certainty that the Company will obtain ownership of the property at the end of the contractual term, are depreciated over the shorter of the useful life of the assets and the lease agreement. The other leases are classified as operating leases and are recognized as an expense in profit or loss on a straight¬line basis over the term of the lease agreement.

Lease payments under operating leases are recognized as an expense on a straight-line basis over the lease term in “Aircraft leases”. Future payments are not recognized in the financial statements but are future commitments undertaken are presented on Note 26.

Gains or losses related to sale-leaseback transactions classified as an operating lease after the rights sale are accounted as follows:

·       Immediately recorded in profit or loss when it is clear that the transaction is established at fair value;

·       If the sale price is below fair value, any profit or loss is immediately recognized as other (expense) income, however if the loss is compensated by future lease payments at below or above market price (the gains or losses are deferred and amortized in proportion to the lease payments during the period that the assets will be used);

·       In the event of the sale price being higher than the fair value of the asset, the value exceeding the fair value is deferred and amortized during the period when the asset is expected to be used. The amortization of the gain is recorded as a reduction in lease expenses.

The amount of deferred losses is recorded as other current or noncurrent assets, and the amount of deferred gains is recorded as other liabilities. The breakdown between short and long-term is based on the lease terms.

If the sale-leaseback transactions results in finance lease, any excess proceeds over the carrying amount shall be deferred and amortized over the lease term. The Company did not enter into any sale-leaseback transaction that resulted in a finance lease during the years ended December 31, 2017, 2016 and 2015.

i)        Property, plant and equipment

Property, plant and equipment, including rotable parts, are recorded at acquisition or construction costs, including interest and other financial charges. Each component of property, plant and equipment that has a cost that is significant in relation to the overall cost of the item is depreciated separately. The estimated useful life for property and equipment, for depreciation purposes, is disclosed in Note 14.

The estimated market value at the end of its useful life is a premise for measuring the residual value of the Company’s property, plant and equipment. Except for aircraft with purchase option at the end of the agreements, the other items have no residual value. The residual value and the useful life of assets are reviewed annually and adjusted, if necessary.

The carrying amount of the property, plant and equipment is analyzed in order to verify possible impairment losses when events or changes in circumstances indicate that the book amount is higher than the estimated recoverable amount.

A write-off of a property, plant and equipment item occurs after disposal or when there is no future economic benefits resulting from continued use of the asset. Any gains or losses on property, plant and equipment sales or write-offs are determined by the difference between the values received in the sale and the asset's book value, and are recognized in the statement of operations.

Additionally, the Company adopts the following treatment for the items below:

Advances for aircraft acquisition: refer to prepayments made based on the agreements entered into with Boeing for the purchase of Boeing 737-800 Next Generation and 737- MAX aircraft. The advances are recorded by historical exchange rate at the conversion date.

Lease agreements: assets held through finance leases, when the risks and rewards are transferred to the Company, the asset is registered on the balance sheet. At the beginning of the lease agreement, the Company registers the finance lease as asset and the liability at fair value, or, if lower, the present value of the minimum lease payments.

The leased asset is depreciated over the useful life of the asset. However, when it is uncertain that ownership will be transferred to the Company at the end of the lease agreement, the asset is depreciated over its expected useful life or the contractual lease term period, which ever is shorter.

Other engine and aircraft leases are classified as operating leases and lease expense on a straight-line basis on the statement of operations.

Aircraft and engine redelivery expenses: the Company records a provision for future costs to be incurred upon the aircraft return. Such provision is determined based on the the estimated costs to be incurred upon redelivery and the contractual requirements of operating lease agreements as described in Note 14. After initial recognition, the corresponding asset is depreciated on a straight line basis over the terms of the contract.

Capitalization of major engine, aircraft and APU (Auxiliary Power Unit) maintenance expenses: costs on major maintenance (including replacement and labor parts) are capitalized only when there is an extension of the estimated useful life of the aircraft or the engine. Such costs are capitalized and depreciated until the next major maintenance. Incurred costs that do not extend the useful life of the aircraft, the engine or APU’s, or related to other components of the aircraft are recognized directly in profit or loss.

j)       Intangible assets

Intangible assets are non-monetary assets without physical properties, which carrying amount of intangible assets with indefinite life is tested for impairment annually or when strong evidence of changes in circumstances indicates that the carrying amount may not be recoverable.

Goodwill: goodwill is annually tested for impairment by comparing the carrying amount of the cash-generating units (GLA and Smiles Fidelidade) with its recoverable amount. Management exercises considerable judgment to assess the impact of operating and macroeconomic changes in order to estimate the future cash flows and measure the recoverable amount of that asset.

Airport operating rights: airport operating rights were acquired as part of the acquisition of GLA and of Webjet (formerly named Webjet Linhas Aéreas S.A.), and were recognized at fair value at the acquisition date and are not amortized. Those rights are considered to have an indefinite useful life due to several factors and considerations, including requirements and necessary permits to operate within Brazil and limited slot availability in the most important airports in terms of traffic volume. The carrying value of these rights is evaluated annually as to its recoverable amount or in case of changes in circumstances indicates that carrying values may not be recoverable. No impairment has been recorded until as of the balance sheet date.

Software: The costs related to the acquisition or development of computer software that is separable from an item of related hardware is capitalized separately and amortized over a period on a straight-line basis in accordance with the software agreement.

k)      Income taxes

The income tax and social contribution expenses are represented by the sum of current and deferred income taxes.

Current income taxes: the provision for income tax and social contribution is based on the taxable income. The provisions for income and social contribution taxes are calculated for each company on a stand alone basis using statutory rates in effect at the end of the year.

Deferred income taxes: deferred income taxes are recognized on temporary differences and net operating losses carryforward at the end of the reporting date between the balances of assets and liabilities recorded in the financial statements and their tax basis used in calculation of taxable income.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that is not probable that sufficient taxable income will be incurred to allow all or part of the deferred tax asset to be realized.

Deferred tax related to items recognized directly in equity is also recognized in equity. Deferred tax items are recognized in accordance with the transaction that gave rise to the deferred tax, in other comprehensive income (loss) or directly in equity. Deferred tax assets are recognized only if they are expected to be realized.

Net operating losses carryforward are recorded based on the expected future taxable income for each company, in accordance with legal limitations.

The calculation of the expected future taxable income is based on the business plan, and are annually reviewed and approved by the Company’s Board of Directors.

l)        Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event and it is probable that an outflow of resources will be required to settle the obligation.

Provision for aircraft return: for aircraft operating leases, the Company is contractually required to return the equipment in a predefined level of operational capability. In these cases, the Company accrues the cost of returning, since these are present obligations arising from past events that will generate future disbursements, whose measurement is made with reasonable assurance. These costs are primarily related to expenses of aircraft reconfiguration (interior and exterior), obtaining licenses and certifications techniques, painting, etc. according to return agreement clauses. The estimated cost is initially recorded at present value and the consideration of the provision for aircraft return is made under "Aircraft reconfigurations/overhauling" of property, plant and equipment (see Note 14). After initial recognition, the asset is depreciated on a straight-line basis and liabilities updated according to the discount rate estimated by the Company with the result shown in financial result. Any changes in the estimated costs to be incurred are recorded prospectively.

Provision for engine return: the provision is estimated based on the minimum contractual conditions that the equipment must have when returned to the lessor, considering the historical costs incurred and the conditions of the equipment at the time of evaluation. These provisions are recorded in profit or loss from the time that the minimum contract requirements are reached and the next maintenance is scheduled for a date later than the date set for the return of the engine. The Company estimated the provision for engine return in accordance with the expenditure that is intended be incurred, and, when the effect of the money value over time is considerate relevant, the provision amount will be the present value of the expenses that are expected to settle the obligation. The agreement maturity will be based on the date that the return of aircraft leased is expected, i.e., or the lease term.

Provision for legal proceedings: Provisions are recorded for all the lawsuits that represent probable loss according to its individual assessment, considering the estimated financial outflow. If the Company expects that some or all of the provision to be reimbursed, the reimbursement is recorded as a separate asset. The expense related to any provision is presented in the statement of operations, net of any reimbursement.

m)     Revenue recognition

The passenger revenue is recognized when air transportation services are actually provided to the passenger. Tickets sold but not yet used are recognized as advance ticket sales and correspond to deferred revenue from tickets sold to be transported in a future date, net of tickets that will expire in accordance with the Company’s expectations (breakage). Breakage consists of the statistical calculation, on a historical basis, of unused, expired tickets, i.e., passengers to be transported that have a high probability of not flying. The Company periodically records adjusted deferred revenues based on tickets which have actually expired.

Revenues from cargo shipment are recognized when transportation is provided. Other revenues include charter services, onboard sales services, tickets exchange rates, and other additional services, and are recognized when the service is provided.

n)      Deferred revenue

The "Smiles Loyalty Program" is designed to retain its customers through the grant of mile credits to its participants. The obligation created by the issuance of miles is measured based on the price that the miles were sold to its airline and non-airline partners, classified by the Company as the fair value of the transaction. The revenue recognition occurs when the miles are redeemed by the Smiles Program participants to exchange the rewards with its partners.

In the consolidated financial statements, the revenue due to exchange of miles from the program and the flight tickets sales is only recognized when the flight transportation is provided.

o)      Share-based payments

Stock options: the fair value of stock options granted to executives is estimated at the grant date using the Black-Scholes pricing model and the expense is recognized in profit or loss during the period that the right is acquired (vesting period), based on estimates which granted shares will be acquired, with a corresponding entry in equity.

Restricted shares: the transfer of restricted shares to its beneficiaries is made at the end of three years from the grant date, provided that the recipient has maintained its employment during that period. This transfer takes place through treasury shares, whose value per share is determined by the market price on the date of transfer to the beneficiary. Gains related to differences in the fair value of the share at the grant date and the value on the date of transfer of restricted shares are recorded in equity in capital reserves under "Goodwill on transfer of shares".

The impact of the review of the amounts of the restricted shares or shares to be acquired in comparison with the original estimates, if any, is recognized in profit or loss, such as the cumulative expense reflects the revised estimate, with a corresponding adjustment in equity.

p)      Segment information

The Company has two reportable segments, as described below:

Flight transportation: the operations are derived from GLA and consist of air transportation services and the major assets that contribute to the generation of revenues are its aircraft. Other revenues primarily arise from cargo, excess baggage charges and cancellation fares, all directly attributable to flight transportation services.

Smiles loyalty program: the operations in this segment are represented by miles sales transactions to airline and non-airline partners. Under this context, the program management, marketing and rights of redemption of prizes and creating and managing the database of individuals and corporations.

q)      Foreign currency transactions

Transactions in foreign currencies are recorded at the exchange rate prevailing at the time that the transaction occurs. Monetary assets and liabilities denominated in foreign currencies are subsequently calculated based on the conversion using the exchange rate at the balance sheet date and differences resulting from the currency calculated based on conversion are recognized in profit or loss in financial results under “Exchange rate variation, net”.

r)       Main accounting estimates and assumptions adopted

The process of preparing these financial statements often requires that Management adopts assumptions, judgments and estimates that may affect the application of the policies and amounts of assets and liabilities, revenues and expenses. The actual results may differ from the adopted estimates, since such use historical experience and some assumptions that are believed to be appropriate under the circumstances. The reviews of accounting estimates are recognized in the same period in which the assumptions are reviewed and the effects are recognized on a prospective basis.

The estimates and assumptions that have a significant risk of material adjustments on the amounts of assets and liabilities are discussed below:

Impairment of financial assets: the Company estimates any impairment losses at every balance sheet date, or when there are evidences that the carrying amounts may not be recoverable. Problems in repatriation or usage of financial assets in other countries are indicative for impairment tests.

Impairment of non-financial assets: the Company assesses if there are indications of impairment for all non-financial assets at the balance sheet date, or when there is evidence that the carrying amount may not be recoverable. The recoverable values of the cash-generating unit were determined using its value-in-use. The value-in-use is determined based on the assumption of discounted cash flows.

Income taxes: The Company believes that the tax positions taken are reasonable. However, it recognizes that the authorities may question the positions taken which may result in additional liabilities for taxes and interest. The Company recognizes provisions that involve considerable judgment of the management. The provisions are reviewed and adjusted to account for changes in circumstances, such as lapsing of applicable statutes of limitations, conclusions of tax authorities, additional exposures based on identification of new issues or court decisions affecting a particular tax issue. Actual results can differ from estimates.

Breakage: As part of the process of revenue recognition, flight tickets issued that will not be used and miles issued that will not be redeemed are estimated and recognized as revenue at the moment of the sale and issuance, respectively. These estimates, referred to as breakage, are reviewed annually and are based on historical data of expired flight tickets and expired miles.

Allowance for doubtful accounts: the allowance for doubtful accounts is recorded in the amount considered sufficient by the management in order to cover possible losses on trade receivables arising from receivables, considering the risks involved. The Company periodically evaluates its receivables and, based on historical data, combined with risk analysis per customer, registers the allowance for losses.

Provision for legal proceedings: provisions are recorded for all lawsuits that represent probable losses, according to the loss probability, which includes the assessment of available evidence, including the legal consultants’ opinion, internal and external, the proceedings nature and past experiences. Additionally, the provisions are periodically reviewed and the management believes that the provisions recorded are sufficient, based on the probability of loss. However, significant changes in judicial decisions can have significant impacts on the Company’s financial statements.

Provision for aircraft return: the Company estimates the provision for aircraft returns considering the costs in accordance with returns conditions agreements as set out in the return conditions in the lease agreements.

Provision for engine return: the Company records the provision for engine return based on an estimate of the agreement obligation of each engine return and recorded in the statement of operations only in the period between the last maintenance and the date of return of the components.

Fair value measurement of financial instruments: when the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques, including the discounted cash flow model. The inputs to these models are based on observable markets, when possible; however, when this is not feasible, a degree of judgment is required in establishing fair values. Judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments.

2.3.      New standards, amendments and interpretations

a)       Standards issued but not yet effective:

IFRS 9 – Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 – “Financial Instruments”, that replaces IAS 39 – “Financial Instruments: Recognition and Measurement” and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing fully comparative information is not compulsory. The adoption of IFRS 9 will not affect the classification and measurement of the Company’s financial assets. One of the main impacts is the measurement of the allowance for doubtful accounts, which will be calculated based on expected credit losses instead of estimated losses. The Company expects a reduction of approximately 30% in estimated losses. Related to the effects on derivatives, the Company expects that the main changes from adoption of IFRS 9 will be related to the documentation of hedging strategy policies.

IFRS 15 – Revenue from Contracts with Customers

IFRS15 - Revenue from Contracts with Customers was issued in May 2014 and amended in April 2016, and is effective for fiscal years beginning on or after January 1, 2018. IFRS15 presents revenue recognition principles based on a five-step model to be applied to all contracts with customers, in accordance with the entity’s performance requirements. The Company will adopt the new standard on the date it becomes effective, as of January 1, 2018, using the full retrospective method. In 2017, the Company carried out an assessment of IFRS 15, which is subject to changes due to more detailed analyses that are still in progress. Among the main challenges for the adoption of IFRS 15, the Company believes that the recognition of the following revenues may change compared with the current accounting:

a) Passenger revenue arising from codeshare agreements: corresponds to agreements where two or more airlines get into an agreement to provide air transportation services. In transactions when the Company will act as principal, revenue will be recognized based on the gross value of the transaction (price of the ticket to the final customer), and in transactions when the Company will act as agent, revenue will be recognized based on the net value of the transaction (sale price less the amount payable to the other airline). The Company did not identify any impact of the change to this standard on revenue arising from codeshare agreements.

b) Ancillary revenue: comprises all revenue related to air transportation services, such as excess baggage, cancelation fees and refunds, as cancellations, no-show, among others. These revenues were assessed and will be classified as “related to the main service”, and will be recognized only when the air transportation service is incurred. In this regard, the Company concluded its assessment and estimated impacts of approximately R$14 million as a result of changes to the timing of recognition of revenues and approximately R$500 million from the reclassification of revenues from “Other revenue” to “Passenger revenue”.

c) Breakage revenue: comprises the expectation of mileage and tickets that are not likely to be used by the customer. To recognize these revenues, the Company uses analysis tools and statistical data that allow the estimate to be calculated with a reasonable level of certainty. Given the standard’s specific requirements regarding this, the Company concluded that its methodologies are in compliance with IFRS 15.

d) Mileage program: Presentation as agent: the main impact refers to the presentation of gross revenue with redemption of premiums net of their respective costs. Mileage valuation: there are no impacts resulting from the mileage valuation, since they are priced based on the sales value, considering that the Smiles Mileage Program operates independently. As a consequence, there is no change in the valuation of the tickets that are originated from the redemption of the mileage program.

IFRS 16 – Leases

IFRS 16 was issued in January 2016, and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Lease-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets the principles for recognition, measurement, presentation and disclosure of leases and require lessess to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. IFRS 16 requires that, for the majority of leases, the lessor records an asset related to the right of use of the leased item, and a liability related to the lease. The Company has 88 aircraft leased as operational leases of the total of 119 aircraft, and the adoption of this standard will have a material impact on the Company, with the potential increase in the assets corresponding to the right of use of the leased item and liabilities related to the leases, which will be recorded in the statements of financial position as from the adoption date.

IFRIC 22 – Foreign Currency Transactions and Advance Consideration

IFRIC 22 clarifies that in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a nonmonetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognises the non-monetary asset or nonmonetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the transaction date for each payment or receipt of advance consideration. IFRIC 22 is effective for annual periods beginning on or after January 1, 2018, and intended to eliminate diversity in practice, when recognising the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or nonmonetary liability relating to advance consideration received or paid in a foreign currency. The Company does not expect this interpretation to have significant impacts, as transactions with these characteristics already comply with this interpretation.

IFRIC 23 – Uncertainty over Income Tax Treatment

IFRIC 23 addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019, and the Company does not expect significant impacts from the adoption of this interpretation.

IFRS 2 – Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2

The IASB iassued amendments to IFRS 2 – Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of an share-based payment transaction changes its classification from cash settled to equity settled. On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permited if elected for all three amendments and the other criteria are met. The amendments are effective for annual periods beginning on January 1, 2018, and early application is permitted. The Company does not expect significant impacts from the adoption of these amendments on its consolidated financial statements.

b) Annual improvements – Applicable to annual periods beginning on or after January 1, 2017:

Amendments to IFRS 12 – Disclosure of Interests in other Entities: Clarification of the scope of disclosure requirements in IFRS 12

The amendments clarify that the disclosure requirements in IFRS 12 apply to an entity’s interest in a subsidiary, a joint venture or an associate (or a portion of its interest in a joint venture or an associate) that is classified (or included in a disposal group that is classified) as held for sale. These amendments did not affect the Company’s consolidated financial statements.

Amendments to IAS 12 – Income Taxes: Recognition of Deferred Tax Assets for Unrealised Losses

The amendments clarify on the recognition requirements of deferred tax assets for unrealized losses and the method to assess the existence of probable future taxable income against which the deductible temporary differences can be utilized. These amendments did not affect the Company’s consolidated financial statements.

Amendments to IAS 7 – Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The Company has provided the information for both the current and the comparative periods in Note 28.

There are no other standards and interpretations issued but not yet adopted that, in Management's opinion, have a significant impact on the Company’s results or equity.